Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Paladin Labs Inc.
Business Acquisition [Line Items]
Schedule of business acquisitions by acquisition, equity interest issued or issuable
The acquisition consideration was as follows (in thousands of U.S. dollars, except for per share amounts):

Number of Paladin shares paid through the delivery of Endo International ordinary shares	20,765
Exchange ratio	1.6331
Number of ordinary shares of Endo International—as exchanged*	33,912
Endo International ordinary share price on February 28, 2014	$80.00
Fair value of ordinary shares of Endo International issued to Paladin Shareholders*		$2,712,956
Number of Paladin shares paid in cash	20,765
Per share cash consideration for Paladin shares (1)	$1.09
Cash distribution to Paladin shareholders*		22,647
Fair value of the vested portion of Paladin stock options outstanding—1.3 million at February 28, 2014 (2)		131,323
Total acquisition consideration		$2,866,926
__________

*	Amounts do not recalculate due to rounding.

(1)	Represents the cash consideration per the arrangement agreement of C$1.16 per Paladin share translated into U.S. dollars utilizing an exchange rate of $0.9402.

(2)
Represents the fair value of vested Paladin stock option awards attributed to pre-combination services that were outstanding on the Paladin Acquisition Date and settled on a cash-less exercise basis for Endo International plc shares.

Schedule of fair values of the assets acquired and liabilities assumed at the acquisition date
The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed at the Paladin Acquisition Date (in thousands):

	February 28, 2014 (As initially reported)	Measurement period adjustments	February 28, 2014 (As adjusted)
Cash and cash equivalents	$113,571	$—	$113,571
Marketable securities	89,420	—	89,420
Accounts receivable	93,832	3,262	97,094
Inventories	62,095	1,498	63,593
Prepaid expenses and other current assets	32,605	9	32,614
Deferred income tax assets, current	11,719	1,423	13,142
Property, plant and equipment	7,299	4	7,303
Intangible assets	676,000	(1,752)	674,248
Other assets	56,289	1,255	57,544
Total identifiable assets	$1,142,830	$5,699	$1,148,529
Accounts payable and accrued expenses	$124,321	$7,099	$131,420
Income taxes payable	22,524	934	23,458
Deferred income taxes	160,620	(22,967)	137,653
Debt	23,826	—	23,826
Other liabilities	9,578	30,890	40,468
Total liabilities assumed	$340,869	$15,956	$356,825
Net identifiable assets acquired	$801,961	$(10,257)	$791,704
Noncontrolling interests	$(69,600)	$30,800	$(38,800)
Goodwill	2,134,565	(20,543)	2,114,022
Net assets acquired	$2,866,926	$—	$2,866,926

Schedule of valuation of the intangible assets acquired and related amortization periods
The valuation of the intangible assets acquired and related amortization periods are as follows:

	Valuation (in millions)	Amortization Period (in years)
Developed Technology:
Canada Base Prescription	$410.0	12
Canada OTC	50.0	11
Canada Other	74.2	11
Litha	70.0	12
Licenses not renewed	4.5	3
Total	$608.7
In Process Research & Development (IPR&D):
Serelaxin	$55.0	n/a
Other	10.5	n/a
Total	$65.5
Total other intangible assets	$674.2

Schedule of revenue and net loss of acquired included in condensed consolidated statements of operations
The amounts of Paladin Revenue and Net income attributable to Endo International plc included in the Company’s Consolidated Statements of Operations from February 28, 2014 to December 31, 2014 are as follows (in thousands, except per share data):

Revenue	$224,806
Net income attributable to Endo International plc	$26,966
Basic net income per share	$0.18
Diluted net income per share	$0.17

Schedule of pro forma consolidated results
This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2013, nor are they indicative of any future results.

	Year Ended December 31, 2014	Year Ended December 31, 2013
Unaudited pro forma consolidated results (in thousands, except per share data):
Revenue	$2,423,683	$2,392,687
Net loss attributable to Endo International plc	$(727,961)	$(574,407)
Basic net loss per share	$(4.96)	$(5.07)
Diluted net loss per share	$(4.64)	$(4.79)

DAVA Pharmaceuticals, Inc
Business Acquisition [Line Items]
Schedule of fair values of the assets acquired and liabilities assumed at the acquisition date
The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed at the DAVA Acquisition Date (in thousands):

	August 6, 2014 (As initially reported)	Measurement period adjustments	August 6, 2014 (As adjusted)
Cash and cash equivalents	$533	$—	$533
Accounts receivable	15,842	2,246	18,088
Inventories	120,626	(47,400)	73,226
Prepaid expenses and other current assets	2,672	—	2,672
Property, plant and equipment	2,659	—	2,659
Intangible assets	439,623	75,277	514,900
Other assets	21,029	—	21,029
Total identifiable assets	$602,984	$30,123	$633,107
Accounts payable and accrued expenses	$17,585	$6,892	$24,477
Deferred income taxes	195,915	10,357	206,272
Other liabilities	21,139	—	21,139
Total liabilities assumed	$234,639	$17,249	$251,888
Net identifiable assets acquired	$368,345	$12,874	$381,219
Goodwill	226,683	(12,574)	214,109
Net assets acquired	$595,028	$300	$595,328